Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Line Items]
Total deferred rent obligation	$ 0.3		$ 0.3		$ 0.3	$ 0.5
Rent expense of office facilities and real estate	2.0	1.9	4.0	3.9	7.8	7.9
Rent expense for telecommunications and other equipment	1.8	1.9	3.5	3.7	7.1	7.7
Outstanding letter of credit					$ 0.7
Maximum
Commitments and Contingencies [Line Items]
Outstanding letter of credit, maturity term					3 months